SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of financial statement amounts and balances of the VIE and its subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)
Assets [Abstract]
Cash and cash equivalents	¥ 159,799		¥ 103,752	¥ 365,115	$ 22,357
Restricted cash	91,015		15,000	2,000	12,733
Accounts receivable, net of allowance of nil as of September 30, 2018 and 2019	1,306		475		180
Amounts due from related parties	5,587		22,505		782
Prepaid rent and deposit	128,213		170,683		17,938
Advances to suppliers	64,028		17,079		8,958
Other current assets	146,559		118,445		20,504
Property and equipment, net	1,185,311		1,320,822		165,831
Intangible assets, net	1,248		1,232		175
Land use rights	10,734		11,021		1,502
Other assets	5,946		389		832
Total assets	1,799,746		1,781,403		251,792
Liabilities
Accounts payable	277,103		430,989		38,768
Amounts due to related parties	3,121		32,219		437
Deferred revenue	78,540		61,051		10,988
Short-term debt	319,103		132,048		44,644
Rental installment loans	756,749		1,108,097		105,873
Deposits from tenants	163,203		113,325		22,833
Accrued expenses and other current liabilities	99,292		92,154		13,891
Long-term debt	428,345		165,479		59,928
Long-term deferred rent	387,739		341,303		54,247
Total liabilities	2,610,612		2,560,537		365,238
Net revenues	1,233,770	$ 172,611	889,937	522,737
Net loss	(498,337)	(69,718)	(499,922)	(245,440)
Net cash provided by (used in) operating activities	(88,189)	(12,338)	(117,048)	(43,589)
Net cash used in investing activities	(351,450)	(49,170)	(674,298)	(285,518)
Net cash provided by financing activities	569,569	79,686	539,528	649,451
Variable Interest Entity
Assets [Abstract]
Cash and cash equivalents	55,926		49,977		7,824
Restricted cash	91,015		15,000		12,733
Accounts receivable, net of allowance of nil as of September 30, 2018 and 2019	1,306		473		183
Amounts due from related parties	5,587		22,503		782
Prepaid rent and deposit	127,096		169,021		17,781
Advances to suppliers	64,028		13,514		8,958
Other current assets	146,316		113,835		20,470
Property and equipment, net	1,170,446		1,273,871		163,751
Intangible assets, net	1,240		1,073		173
Land use rights	10,734		11,021		1,502
Other assets			207
Total assets	1,673,694		1,670,495		234,157
Liabilities
Accounts payable	277,103		430,963		38,768
Amounts due to related parties	3,121		32,179		437
Deferred revenue	78,540		61,051		10,988
Short-term debt	319,103		132,048		44,644
Rental installment loans	756,749		1,108,097		105,873
Deposits from tenants	163,203		113,325		22,833
Accrued expenses and other current liabilities	93,908		87,468		13,138
Long-term debt	428,345		165,479		59,928
Long-term deferred rent	387,739		341,303		54,247
Total liabilities	2,507,811		2,471,913		$ 350,856
Net revenues	1,233,770	172,611	889,937	522,737
Net loss	(177,738)	(24,866)	(251,555)	(66,857)
Net cash provided by (used in) operating activities	393,847	55,101	10,964	(23,963)
Net cash used in investing activities	(351,450)	(49,170)	(515,360)	(285,518)
Net cash provided by financing activities	¥ 39,567	$ 5,536	¥ 411,219	¥ 421,275